Consolidated Statements of Financial Position - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Non-current assets
Investment properties	$ 144,864	$ 176,473
Property, plant and equipment	1,373	528
Trading properties	233	274
Intangible assets	1,474	1,528
Rights of use assets	810	866
Investments in associates and joint ventures	4,302	6,964
Deferred income tax assets	446	331
Income tax and minimum presumed income tax credits	17	10
Trade and other receivables	1,223	7,651
Investments in financial assets	10	30,781
Total non-current assets	154,752	194,625
Current Assets
Trading properties	4	10
Inventories	42	58
Income tax and minimum presumed income tax credit	143	148
Trade and other receivables	13,565	5,827
Derivative financial instruments	0	10
Investments in financial assets	8,105	9,415
Cash and cash equivalents	793	6,949
Total current assets	22,652	22,417
TOTAL ASSETS	177,404	217,042
SHAREHOLDERS' EQUITY
Total capital and reserves attributable to equity holders of the parent (according to corresponding statement)	72,464	107,370
Non-controlling interest	5,549	6,143
TOTAL SHAREHOLDERS' EQUITY	78,013	113,513
Non-current liabilities
Trade and other payables	1,321	1,860
Borrowings	35,188	39,922
Deferred income tax liabilities	48,817	36,016
Provisions	81	108
Derivative financial instruments	10	52
Leases liabilities	852	905
Total non-current liabilities	86,269	78,863
Current liabilities
Trade and other payables	3,976	5,349
Income tax liabilities	941	7
Payroll and social security liabilities	286	276
Borrowings	7,734	18,775
Derivative financial instrument	48	123
Provisions	84	65
Leases liabilities	53	71
Total current liabilities	13,122	24,666
TOTAL LIABILITIES	99,391	103,529
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 177,404	$ 217,042